Other Gains and Losses - Summary of Other Gains and Losses, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Gain (loss) on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$ 537.8	$ 18.0	$ (989.1)
Available-for-sale financial assets				$ 89.8
Gain (loss) from disposal of subsidiaries	(4.6)			17.3
Net gain (loss) on financial instruments at FVTPL
Mandatorily measured at FVTPL	(2,360.7)		(2,293.9)
Held for trading				2,253.7
Designated as at FVTPL				131.0
Gain (loss) arising from fair value hedges, net	13.1		(2.3)	(30.3)
Impairment loss on financial assets
Available-for-sale financial assets				(29.6)
The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	(6.9)		2.0
Financial assets at amortized cost	5.2		0.4
Other gains (losses), net	665.1		(127.9)	385.5
Other gains and losses	$ (1,151.0)	$ (38.5)	$ (3,410.8)	$ 2,817.4